Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2024	December 31, 2023
Other payables and accrued liabilities
Loan form Guarantor[2]	$253,080	$-
Borrowings – non-interest-bearing[1]	240,133	305,754
Receipt in advance	200,084	121,599
Salary payables	62,574	67,266
Others[3]	120,817	56,099
Total other payables and accrued liabilities	$876,688	$550,718

1.	Borrowing mainly involves interest-free borrowing from third parties.
2.	In May 2023, the Company received a short-term borrowing from Industrial and Commercial Bank of China of RMB 2,310,000 (approximately $325,357) with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid RMB1,809,601 (approximately $247,914) on behalf of the Company, with interest payments of $5,165 as of December 31, 2024.
3.	Others mainly involve the Company’s security reserves and the withholding of employees’ social insurance premiums. Additionally, it includes litigation compensation to be executed.